Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2022 and 2021 consist of the following:

	31/12/22	31/12/21
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	—	139
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	—	92
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	—	621
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023	2,344	2,946
11.76% fixed long-term debt with final payment due October 2023	116	216
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025	3,215	4,646
2.3% fixed long-term debt with final payment due January 2026	3,451	4,518
No interest rate long-term debt with final payment due September 2027	345	395
0.21% fixed long-term debt with final payment due December 2030	2,916	2,963
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	864	903
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	4,000	—
0.055% fixed long-term debt with final payment due December 2025	38	—
Total long-term borrowings	17,289	17,439
Less current installments	(5,806)	(3,862)
Long-term borrowings, excluding current installments	11,483	13,577

While in 2021 both the three-month and six-month Euribor (360) were negative, during 2022 they were positive as a result of increased inflation. Therefore, during 2022 actual range of rates are from 0.68% and 4.48%.